Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings for the period basic and diluted EPS	$ 11,898	$ 31,738
Weighted average shares outstanding, Basic EPS	39,409,369	32,098,930
Effect of dilutive securities, Share options	172,570	67,178
Effect of dilutive securities, Warrants	275,304	253,247
Weighted average shares outstanding, Diluted EPS	39,857,243	32,419,355
Basic EPS	$ 0.30	$ 0.99
Diluted EPS	$ 0.30	$ 0.98